Organization and nature of operations (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Feb. 11, 2022	Dec. 28, 2021	Feb. 11, 2021
Private Placement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Value, New Issues			$ 40.0
Payments to Acquire Property, Plant, and Equipment			$ 29.8
Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Shares, New Issues	16,000,000
Shares Issued, Price Per Share	$ 2.50
Subsequent Event [Member] | Private Placement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Shares, New Issues	16,000,000
Stock Issued During Period, Value, New Issues	$ 40.0
Shareholders [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Shares, New Issues		20,000,000
Shares Issued, Price Per Share		$ 2.50